Revenue Recognition (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Deferred revenue			$ 159,409	$ 138,982
Revenue recognized	$ 73,264	$ 68,282
Aggregate amount	228,461		231,666
Billed consideration amount	157,121		159,409
Unbilled consideration amount	$ 71,340		$ 72,257
Revenue recognize percentage	62.00%
Deferred contract acquisition costs	$ 5,322	$ 4,506